FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about foreign currency risk [Table Text Block]
	December 31, 2018	December 31, 2017
Cash	$15,666	$15,882
Accounts receivable	46,979	32,976
Accounts payable	(210,555)	(80,000)
	$(147,910)	$(31,142)